RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS

18.	RELATED PARTY TRANSACTIONS

For the years ended December 31, 2024 and 2023, key management personnel include the Trustees/Directors, the President and Chief Executive Officer, the Chief Financial Officer, the Executive Vice President, Head of Global Real Estate, the Executive Vice President, Global Real Estate and Head of Investments and the Executive Vice President, General Counsel. Information with respect to the Trustees’/Directors’ fees is included in notes 11(b) and 12(c). The compensation paid or payable to the Trust’s key management personnel was as follows:

Years ended December 31,	2024	2023
Salaries, incentives and short-term benefits	$5,383	$5,649
Unit-based compensation expense including fair value adjustments	2,807	2,959
	$8,190	$8,608